Other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Receivables

	December 31,
	2017	2018
	(in £)
Rent deposit	293,328	293,328
VAT recoverable	212,422	315,565
Cash held by Employee Benefit Trust	3,600	—

	509,350	608,893